SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Financial Assets Measured at Fair Value on Recurring Basis) (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - available-for-sale	$ 3,744,905	$ 3,580,227
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - available-for-sale	3,744,905	3,580,227
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - available-for-sale
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - available-for-sale